Pensions and other post-employment benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ 137	£ (5,868)	£ (716)
Gain/(loss) from change in financial assumptions	(135)	(92)	62
Experience gains	267	949	215
Post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	7	21	19
Gain/(loss) from change in financial assumptions	(43)	219	35
Experience gains	(4)	(12)	24
Total	£ (40)	£ 228	£ 78